13. INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory rate	35.00%	35.00%
Change in valuation allowance	125.50%	(3849.00%)
Section 382 reduction to loss carryover	169.40%	3827.90%
State income taxes, net of federal benefit	5.50%	3.90%
Stock compensation	(1.90%)	(16.80%)
Non-deductible items	3.60%	(1.10%)
Other	1.70%	0.10%
Effective rate	0.00%	0.00%